July 7, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Definitive Proxy Materials for Harbor Funds (the “Trust”)

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Rule 101(a) of Regulation S-T are definitive proxy materials consisting of the cover sheet required by Rule 14a-6(m), a notice of meeting, a proxy statement and a form of proxy to be provided or made available to shareholders of Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund, Harbor Emerging Markets Equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Money Market Fund, Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (each a “Fund” and, collectively, the “Funds”), each a series of the Trust, in connection with the special meeting of shareholders of the Funds to be held on September 22, 2017. The Trust intends to hold joint shareholder meetings because the shareholders of each Fund are being asked to consider and vote on the same proposals.

The special meeting of shareholders to which the enclosed proxy materials relate is being held to consider the following matters: (i) to elect six nominees to the Board of Trustees of Harbor Funds, and (ii) to amend the Funds’ fundamental investment restrictions with respect to borrowing and lending to enable each Fund to borrow from and lend to other Funds in the Harbor Funds family.

Pursuant to Rule 14a-6(d) under the 1934 Act, please be advised that the Trust intends to release the definitive proxy materials on or about July 10, 2017 to the shareholders of record of the Funds as of the record date.

The Trust received on July 6, 2017 additional verbal comments from Ms. Anu Dubey of the Securities and Exchange Commission’s (the “Commission” or “SEC”) Division of Investment Management on the comment letter filed with the Commission on July 5, 2017. Set forth below are the staff’s additional verbal comments together with the Trust’s responses.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

U.S. Securities and Exchange Commission
July 7, 2017

COMMENT 1     (Proposal 1 – Page 14 – Plurality Vote)

You added disclosure in response to our prior comment no. 4 explaining that because the election of the six trustees is by plurality vote and each of the nominees is the only nominee nominated for the relevant seat, provided a quorum is present at the meeting, each nominee will be elected. Please revise the “will be elected” language to state that each nominee “is expected to be elected.”

Response:	Comment No. 1 is accepted. The last sentence of the paragraph following the question “What vote is necessary to elect the nominees?” now reads as follows:

“As of the date of this proxy statement, because each of the nominees named in this proxy statement is the only nominee nominated for the relevant seat, provided a quorum is present at the Meeting, each nominee is expected to be elected to the Board.”

COMMENT 2     (Part IV – Page 23 – Information on Proxy Voting and the Meeting)

You described in response to our prior comment no. 9 why the Trust believes the current descriptions in the proxy statement of broker voting for shares held in “street name” and votes submitted by service agents are consistent with one another. We continue to question the concept of “echo voting” by service agents and request that you delete the language describing this process.

Response:	Comment No. 2 is accepted. We have deleted the language describing echo voting. The revised paragraph on page 25 now reads as follows:

“If you hold shares of a Fund through a bank or other financial institution or intermediary (a service agent) that has entered into a service agreement with the Fund or the distributor of the Fund, the service agent may be the record holder of your shares. At the Meeting, a service agent will vote shares for which it receives instructions from its customers in accordance with those instructions. A properly executed proxy card or other authorization by a customer that does not specify how the shares should be voted may be deemed to authorize a service agent to vote such shares in favor of the proposals.”

We note that this approach is consistent with the approach taken by The Alger Funds to address the same comment from Ms. Dubey in its definitive proxy statement filed June 8, 2015 (File No. 811-01355).

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4425.

Sincerely,

/s/ Erik D. Ojala

Erik D. Ojala
Vice President, Chief Compliance Officer and Secretary

cc:	Christopher P. Harvey, Esq.

Stephanie A. Capistron, Esq.

Dechert LLP

U.S. Securities and Exchange Commission
July 7, 2017

David G. Van Hooser

Charles F. McCain

Harbor Funds